Stock Repurchase Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 29, 2020	Nov. 30, 2003
Equity, Class of Treasury Stock [Line Items]
Additional paid in capital	$ 0
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Authorized common stock for repurchases, amount				$ 250,000,000
Stock Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Authorized common stock for repurchases, amount					$ 15,000,000
Remaining authorized share for repurchases, amount	$ 70,000,000
Number of shares repurchased	0	0	0